Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Detailed Information about Borrowings

	2025	2024
Non-current
Senior Notes	759,981	414,638
Bank borrowings	619,940	265,367
	1,379,921	680,005
Current
Senior Notes	20,097	6,858
Bank overdrafts	82	—
Bank borrowings	192,909	92,693
	213,088	99,551
Total borrowings	1,593,009	779,556
The maturity of the Group's borrowings and the Group's exposure to fixed and variable interest rates is as follows:

	2025	2024
Fixed rate:
Less than 1 year	163,558	69,178
Between 1 and 2 years	461,985	55,952
Between 2 and 3 years	42,641	414,994
Between 3 and 4 years	37,013	356
Between 4 and 5 years	37,442	356
More than 5 years	616,852	35,936
	1,359,491	576,772
Variable rate:
Less than 1 year	49,530	30,373
Between 1 and 2 years	83,053	83,142
Between 2 and 3 years	—	46,593
Between 3 and 4 years	—	2,932
Between 4 and 5 years	12,069	441
More than 5 years	88,866	39,303
	233,518	202,784
	1,593,009	779,556
The main loans of the Group’s Brazilian Subsidiaries are:

Bank	Grant date	Nominal amount		Capital outstanding as of December 31				Maturity date	Annual interest rate
				2025			2024
		(In millions)		Millions of Brazilian Real		Millions of equivalent Dollars	Millions of equivalent Dollars
Certificados Recebíveis do Agronegócio (CRA) (2)	December, 2019	R$	400.0	R$	400.0	72.7	64.6	November-27	3.80% + IPCA
Debênture (1)	December, 2025	R$	359.9	R$	359.9	65.4	64.6	December-34	4.24% + IPCA
Certificados Recebíveis do Agronegócio (CRA) (2)	July, 2024	R$	400.0	R$	400.0	72.7	64.6	Jul-31 / Jul-34	IPCA + 6.80% /12.65%

(1) Collateralized by long term power purchase agreement (PPA).

(2) This debts were issued with no guarantee.
The main loans of the Group’s Uruguayan Subsidiaries are:

Bank	Grant date	Nominal amount	Capital outstanding as of December 31			Maturity date	Annual interest rate
			2025		2024
		(In millions)	Millions of Euros	Millions of equivalent Dollars	Millions of equivalent Dollars
Rabobank	July, 2025	Eu 29.4	Eu 29.4	34.5	—	July, 2027	4.07%
The main loans of the Group’s Holding Companies are:

Bank	Grant date	Nominal amount	Capital outstanding as of December 31		Maturity date	Annual interest rate
			2025	2024
		(In millions)	(In millions)	(In millions)
Rabobank (1)	Dec-25	US$200.0	200.0	—	November, 2032	6.95%

(1) Collateralized by shares of certain subsidiaries of the Group.
Evolution of the Group's borrowings as December 31, 2025 and 2024 is as follow:

	2025	2024
Amount at the beginning of the year	779,556	904,949
Proceeds from long term borrowings	870,606	126,757
Payments of long term borrowings	(213,936)	(105,749)
Proceeds from short term borrowings	279,900	169,901
Payments of short term borrowings	(256,340)	(239,947)
Payments of interest (1)	(53,172)	(741)
Accrued interest	71,044	23,489
Acquisition of subsidiaries (Note 21)	80,151	—
Exchange differences, inflation and translation, net	29,424	(99,800)
Others	5,776	697
Amount at the end of the year	1,593,009	779,556
(1) Excludes payment of interest related to trade and other payables.